SHARE-BASED COMPENSATION - Summary of Assumptions Used to Estimate Fair Values of Stock Options (Detail) - 2021 Share Incentive Plan [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	2.50%	2.50%	2.50%
Expected stock price volatility	59.67%	60.00%	58.67%
Risk-free interest rate	3.97%	4.36%	3.39%
Expected term (years)	5 years 1 month 6 days	5 years 1 month 6 days	5 years 1 month 6 days